Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Mar. 30, 2025		Dec. 29, 2024		Mar. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits		$ 7,406		$ 6,619
Professional fees		7,629		8,028
Installation costs		133		6,177
Accrued legal settlements		7,700		7,700
Accrued taxes		769		769
Accrued rebates and credits		7,194		7,641
Operating lease liabilities, current		1,436		1,412
Finance lease liabilities, current		2,067		2,053
Accrued warranty, current		3,019		2,531		$ 1,448
Deferred financing fees		4,674		4,674
Accrued interest	[1]	6,043		4,523
Other accrued liabilities		3,361		3,954
Total accrued expenses and other current liabilities		$ 51,431	[2]	$ 56,081	[2]		$ 27,870

[1]	Includes related party accrued interest of $3.0 million and $2.2 million at March 30, 2025 and December 29, 2024, respectively.
[2]	Includes accrued interest due to related parties of $3.0 million and $2.2 million as of March 30, 2025 and December 29, 2024, respectively.